Accuvest Global Long Short ETF (Prospectus Summary) | Accuvest Global Long Short ETF
ACCUVEST GLOBAL LONG SHORT ETF
INVESTMENT OBJECTIVE
The Accuvest Global Long Short ETF (the "Fund") seeks to provide average annual returns in excess of the total return of the MSCI World Index (the "Index").
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Accuvest Global Long Short ETF
MANAGEMENT FEES		1.35%
DISTRIBUTION (12b-1) FEES		none
Short Interest Expense		4.27%
Other Expenses		2.53%
TOTAL OTHER EXPENSES		6.80%
ACQUIRED FUND FEES AND EXPENSES	[1]	0.09%
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	8.24%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	[3]	2.38%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	[2]	5.86%
[1]	As a shareholder in certain Underlying ETFs (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" do not reflect the operating expenses of exchange-traded products in which the Fund invests that are not investment companies, including exchange-traded notes and exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940, as amended (the "1940 Act").
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in this fee table may not correlate to the expense ratios in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses.
[3]	AdvisorShares Investments, LLC (the "Advisor") has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest expense, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.50% of the Fund's average daily net assets for a year from the date of this Prospectus and for an indefinite period thereafter subject to annual approval by the AdvisorShares Trust Board of Trustees (the "Board"). The expense limitation agreement (i) may be terminated at any time by the Board and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Accuvest Global Long Short ETF	583	2,165	3,645	6,946

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares.
During the most recent fiscal year, the Fund's portfolio turnover rate was 365%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is considered a "fund of funds" that seeks to achieve its investment objective by primarily investing in both long and short positions in other exchange traded funds (the "Underlying ETFs") that offer diversified exposure to global regions, countries, styles (market capitalization, value, growth, etc.)
or sectors, and other exchange-traded products ("ETPs"), including, but not limited to, exchange-traded notes ("ETNs") and exchange-traded currency trusts.

Accuvest Global Advisors (the "Sub-Advisor") seeks to achieve the Fund's investment objective by taking long positions in the Underlying ETFs that invest in what it believes to be the most relatively attractive global regions and countries within those regions and by taking short positions, by entering into short sales, in the
Underlying ETFs that invest in what it believes to be the most relatively unattractive global regions and countries within those regions. In establishing such positions, the Fund seeks to profit from the relative performance between the long and short positions in global regions, countries, styles or sectors. From time to time, the Fund may have directional exposure to seek to profit by being net long when stock markets are rising and net short when markets are falling.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The Fund's particular allocations may have a significant effect on the Fund's performance. Allocation risk is the risk that the selection of
Underlying ETFs and ETPs and the allocation of assets among such Underlying ETFs and ETPs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the
"Exchange") may result in a shareholder's inability to buy or sell shares of the
Fund on that day.

ETN Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and generally, are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the
ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodities market risk and credit risk.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in listed securities is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. The Fund's investments in ETNs and certain other ETPs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the value of the Fund's portfolio holdings.

Portfolio Turnover Risk. The Fund's investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.
The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security.
Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited.
Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to "regulated investment companies," the Fund must derive at least 90%
of its gross income in each taxable year from certain categories of income ("qualifying income"). Certain of the Fund's investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Trading Risk. Shares of the Fund may trade below their net asset value ("NAV").
The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the
Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Underlying ETF and ETP Investment Risk. Through its investments in the
Underlying ETFs and ETPs, the Fund will be subject to the risks associated with such investment vehicles' investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held or tracked by an Underlying ETF or ETP could decrease. These risks include any combination of the risks described below. The Fund's exposure to a particular risk will be proportionate to the Fund's overall allocation to the Underlying
ETFs or ETPs and their exposure to various security types, currencies, market sectors and geographic regions.

  Commodity Risk. Because certain of the Underlying ETFs and ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such Underlying ETF and ETPs. An Underlying
  ETF's or ETP's investment in commodities or commodity-linked derivative instruments may subject the Underlying ETF or ETP (and indirectly the Fund) to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

  Credit Risk. Certain of the Underlying ETFs and ETPs are subject to the risk that a decline in the credit quality of a portfolio investment or a counterparty to a portfolio investment could cause the Underlying ETF's or ETP's share price to fall. The Underlying ETFs and ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

  Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETF's or ETP's investments in, or an ETN's exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

  Equity Risk. The prices of equity securities in which an Underlying ETF invests, or an ETP is exposed to, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

  Fixed Income Risk. An Underlying ETF's investments in, or an ETP's exposure to, fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the Underlying
  ETF or ETP to hold securities paying lower-than-market rates of interest, which could hurt the Fund's yield or share price.

  Foreign Currency Risk. Currency movements may negatively impact the value of an
  Underlying ETF or ETP portfolio security even when there is no change in the value of the security in the issuer's home country. Certain of the Underlying
  ETFs and ETPs may not hedge against the risk of currency exchange rate fluctuations, while other Underlying ETFs or ETPs may if there is volatility in currency exchange rates.

  Foreign Securities Risk. An Underlying ETF's investments in, or an ETP's exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

  Investment Risk. The Fund may experience losses with respect to its investment in an Underlying ETF or ETP. Further, there is no guarantee that an ETP will achieve its objective.

  Interest Rate Risk. An Underlying ETF's investments in, or an ETP's exposure to, fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an Underlying ETF's or ETP's yield will change over time. During periods when interest rates are low, an Underlying ETF's or ETP's yield (and total return) also may be low. To the extent that the investment adviser (or sub-adviser) of an Underlying ETF or issuer of an ETP anticipates interest rate trends imprecisely, the Underlying ETF or ETP could miss yield opportunities or its share price could fall.

  Large-Capitalization Risk. An Underlying ETF may invest in large-capitalization companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of small- and mid-capitalization companies or the market as a whole.

  Mid-Capitalization Risk. An Underlying ETF may invest in mid-capitalization companies. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large- or small-cap companies or the market as a whole.

  Real Estate Investment Trusts (REITs) Risk. Certain of the Underlying ETFs
  invest in REITs. An Underlying ETF's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders. In addition, REITs have their own expenses, and the Underlying Fund will bear a proportionate share of those expenses.

  Small-Capitalization Risk. An Underlying ETF may invest in small-capitalization companies. Small-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-cap companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.
  During a period when the performance of small-cap stocks falls behind that of other types of investments, such as large-cap stocks, the Underlying ETF's performance could be adversely affected.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.
FUND PERFORMANCE
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund's performance compares to the MSCI World Index, which is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed markets. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.advisorshares.com.

The Fund's name and investment sub-adviser changed effective December 1, 2011.
Prior to December 1, 2011, the Fund was named "Mars Hill Global Relative Value
ETF" and sub-advised by Mars Hill Partners, LLC. While the Fund's investment objective and principal investment strategies remain substantially the same, the performance prior to December 1, 2011 may not be indicative of the Fund's performance under the new Sub-Advisor.

The Fund's year-to-date total return as of September 30, 2012 was 4.77%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

                   Return      Quarter/Year
Highest Return     1.94%         4Q/2011
Lowest Return -11.61% 1Q/2011
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 2011
Average Annual Total Returns	Label		1 Year	Since Inception	Inception Date
Accuvest Global Long Short ETF	Return Before Taxes Based on NAV		(17.89%)	(11.48%)	Jul. 08, 2010
Accuvest Global Long Short ETF After Taxes on Distributions	Return After Taxes on Distributions	[1]	(18.25%)	(11.75%)	Jul. 08, 2010
Accuvest Global Long Short ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	(11.57%)	(9.85%)	Jul. 08, 2010
Accuvest Global Long Short ETF MSCI World Index	MSCI World Index (Reflects no deduction for fees, expenses, or taxes)		(5.54%)	8.17%	Jul. 08, 2010
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.